Summary of Significant Accounting Policies (Details) - Schedule of intangible assets are amortized	12 Months Ended
Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Trade name	4 years
Customer relationship	10 years
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Core technology	5 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Core technology	7 years